LEGAL PROCEEDINGS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Loss Contingency [Abstract]
LEGAL PROCEEDINGS
NOTE 7. LEGAL PROCEEDINGS

SEC Settlement. As previously disclosed, on April 23, 2014 we received a subpoena from the SEC that stated that the staff of the SEC was conducting an investigation then designated as In the Matter of Galena Biopharma, Inc. File No. HO 12346 (now known as In the Matter of Certain Stock Promotions) and that the subpoena was issued to the Company as part of the foregoing investigation. The SEC’s subpoena and accompanying letter did not indicate whether we were, or were not, under investigation. We produced documents in response to the subpoena and have since fully cooperated with the SEC’s investigation.

We have recently been informed by the Staff of the SEC that the SEC’s investigation, in part, involves the conduct of our former Chief Executive Officer, Manish singh, during the period between September 2013 and April 2014. We understand that, as it pertains to the Company’s former Chief Executive Officer, the investigation has focused on the failure by authors of certain articles about the Company to disclose that they were compensated by one of our former investor relations firms. We understand that it is the position of the SEC Staff that the conduct of our former Chief Executive Officer with respect to these articles may be imputed to the Company.

In order to resolve this matter, we have agreed with the Staff of the SEC to a proposed settlement framework under which we would consent to the entry of an order requiring that we cease and desist from any future violations of certain provisions of the federal securities laws, without admitting or denying any allegations. We are currently discussing with the Staff of the SEC whether the proposed settlement will involve the payment of a financial penalty. Because we do not yet know whether a financial penalty will be part of the proposed settlement and, if so, the amount of the financial penalty, we have not accrued a liability related to this matter. The proposed settlement is contingent upon reaching agreement with the Staff of the SEC on a complete set of settlement terms and approval by the Commissioners of the SEC, neither of which can be assured.

Solomon Capital, LLC. On April 8, 2016, a lawsuit titled Solomon Capital, LLC, Solomon Capital 401(K) Trust, Solomon Sharbat and Shelhav Raff against Lion Biotechnologies, Inc. was filed by Solomon Capital, LLC, Solomon Capital 401(k) Trust, Solomon Sharbat and Shelhav Raff against the company in the Supreme Court of the State of New York County of New York (index no. 651881/2016). The plaintiffs allege that, between June and November 2012 they provided us with $52,850 and that they advanced and paid on our behalf an additional $170,000. The complaint further alleges that we agreed to (i) provide them with promissory notes totaling $222,850, plus interest, (ii) issue a total of 111,425 shares to the plaintiffs (before the 1-for-100 reverse stock effected in September 2013), and (iii) allow the plaintiffs to convert the foregoing funds into our securities in the next transaction. The plaintiffs allege that they should have been able to convert their advances and payments into shares of our common stock in the restructuring and reorganization that we effected in May 2013. Based on the foregoing, the plaintiffs allege causes for breach of contract and unjust enrichment and demand judgment against us in an unspecified amount exceeding $1,500,000, plus interest and attorneys’ fees. We have begun our investigation of the allegations made by the plaintiffs and intend to vigorously defend this matter.

NOTE 10. LEGAL PROCEEDINGS

On April 23, 2014, the Company received a subpoena from the Securities Exchange Commission (the “SEC”) that stated that the staff of the SEC is conducting an investigation  In the Matter of Galena Biopharma, Inc. File No. HO 12356  (now known as “In the Matter of Certain Stock Promotions”)  and that the subpoena was issued to the Company as part of the foregoing investigation. The SEC’s subpoena and accompanying letter did not indicate whether the Company is, or is not, under investigation. We have cooperated with the SEC and have completed our production of documents in response to the subpoena. To date, the SEC has not requested any further information from us. Nevertheless, the SEC may in the future require us to produce additional documents or other materials.

The subpoena required us to give the SEC certain documents regarding, and communications between, anyone at this company and certain listed persons and entities (which include investor-relations firms and persons associated with the investor-relations firms), and articles regarding this company posted on certain equity research or other financial websites. We believe that the SEC is investigating improper conduct relative to the payment of bloggers and other authors for promotional articles written about public companies. A number of articles have been written about us that may be available on the internet and elsewhere. Investors considering an investment in our securities should review this Annual Report and the other documents that we filed with the SEC rather than relying on internet blogs or other similar articles and publications.

Although we are unaware of the exact scope or timing of the SEC’s investigation, it is our understanding that the investigation is ongoing. We do not know when the investigation will be concluded or to what extent we will be further involved. If we receive additional subpoenas or other requests for documents from the SEC it is our intention to fully cooperate with the SEC. Complying with any such future requests could distract the time and attention of our officers and directors or divert our resources away from research and development programs. Furthermore, we, and our former officers and directors, may be the subject of the SEC’s investigation. Any such investigation could result in significant legal expenses, the diversion of management’s attention from our business, damage to our business and reputation, and could subject us to a wide range of remedies, including an SEC enforcement action and potential financial penalties required by the SEC.

There are no other pending legal proceedings to which the Company is a party or of which its property is the subject.